FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
Interest Rate Derivatives
The Partnership manages its debt and capital lease portfolio with interest rate swap agreements in U.S. dollars to achieve an overall desired position of fixed and floating interest rates. The Partnership has entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR:

	Notional Amount
Instrument (in thousands of $)	December 31, 2012		December 31, 2011	Maturity Dates	Fixed Interest Rate
Interest rate swaps:
Receiving floating, pay fixed	759,590	(1)	526,892	2013 to 2018	0.92% to 6.49%

(1) This includes the nominal value of the cross currency interest rate swap of $227.2 million described below.

Cash Flow Hedging Relationships to Interest Rate Swaps
The effect of cash flow hedging relationships relating to interest rate swap agreements on the statements of operations is as follows:

Derivatives designated as hedging instruments		Effective portion Gain/(loss) reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
(in thousands of $)	Location	2012	2011	2010	2012	2011	2010
Interest rate swaps	Other financial items, net	—	—	—	(409)	(412)	(388)

Cash Flow Hedging Relationships Relating to Interest Rate Swaps and Changes in Equity
The effect of cash flow hedging relationships relating to interest rate swap agreements excluding the cross currency interest rate swap on the other comprehensive income is as follows:

Derivatives designated as hedging instruments	Amount of gain/ (loss) recognized in OCI on derivative (effective portion)
(in thousands of $)	2012	2011	2010
Interest rate swaps	1,113	934	(2,302)

Foreign Exchange Contracts
As of December 31, 2012, the Partnership has foreign currency forward contracts as summarized below:

		Notional Amount			Average forward
Instrument (in thousands)		Receiving in foreign currency	Pay in USD	Maturity Date	rate USD foreign currency
Currency rate swaps:
British Pounds		58,126	106,836	2032	1.838
Norwegian Kroner	(1)	1,300,000	227,193	2017	5.722

(1) This pertains to the cross currency interest rate swap described below.

Cash Flow Hedging Relationships Relating To Cross Currency Interest Rate Swap Contracts and Changes in Equity
As described in note 21, the Partnership issued NOK denominated senior unsecured bonds. In order to hedge the Partnership's exposure, it entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. The Partnership designated the cross currency interest rate swap as a cash flow hedge. Accordingly, the net loss recognized in accumulated other comprehensive income is as follows:

Derivatives designated as hedging instruments	Amount of gain/ (loss) recognized in OCI on derivative (effective portion)
(in thousands of $)	2012	2011	2010
Cross currency interest rate swap	(5,063)	—	—

Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Partnership's financial instruments at December 31, 2012 and 2011 are as follows:

(in thousands of $)	Fair Value Hierarchy(1)	2012 Carrying Value	2012 Fair Value	2011 Carrying Value	2011 Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	66,327	66,327	49,218	49,218
Restricted cash and short-term investments	Level 1	221,423	221,423	209,782	209,782
High-yield bonds(3)	Level 1	233,804	234,708	—	—
Long-term debt—floating	Level 2	505,668	505,668	400,574	400,574
Long-term debt—fixed	Level 2	—	—	222,310	219,966
Obligations under capital leases	Level 2	412,371	412,371	405,843	405,843
Derivatives:
Cross currency interest rate swap asset(1)(2)	Level 2	1,819	1,819	—	—
Interest rate swaps liability(1)(2)	Level 2	24,991	24,991	27,351	27,351
Foreign currency swaps liability(1)	Level 2	20,527	20,527	27,732	27,732
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(1)	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.
(2)
The fair value/ carrying value of interest rate swap agreements that qualify and are designated as cash flow hedges as at December 31, 2012 and 2011, was $5.9 million (with a notional amount of $466.8 million) and $8.4 million (with a notional amount of $254.1 million), respectively. The expected maturity of these interest rate agreements is from November 2013 to March 2018.

(3)
This pertains to high-yield bonds with a carrying value of $233.8 million as of December 31, 2012 which is included under Long-term debt on the balance sheet. The fair value of the high-yield bonds as of December 31, 2012 was $234.7 million, which is 100.50% of its face value.

Valuation of Financial Instruments
The following table summarizes the valuation of the Partnership's financial instruments based on the above hierarchy as of December 31, 2012:

(in thousands of $)	Quoted Market Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Total
Cross currency interest rate swap—asset position	—	1,819	1,819
Interest rate swaps—liability position	—	24,991	24,991
Foreign currency swaps—liability position	—	20,527	20,527